Right-of-use Assets and Lease Liabilities - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 179,227	[1]	$ 115,176
Additions	43,231		90,402
Remeasurements	15,243		5
Depreciation charge for the year	(34,031)		(27,272)		$ (19,564)
Impairment charge for the year			(2,234)
Foreign exchange	(8,121)		3,150
Ending balance	195,549		179,227	[1]	115,176
Property, plant and equipment [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	178,738		114,618
Additions	42,931		90,240
Remeasurements	15,242		13
Depreciation charge for the year	(33,727)		(27,048)
Impairment charge for the year			(2,234)
Foreign exchange	(8,095)		3,149
Ending balance	195,089		178,738		114,618
Vehicles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	489		558
Additions	300		162
Remeasurements	1		(8)
Depreciation charge for the year	(304)		(224)
Foreign exchange	(26)		1
Ending balance	$ 460		$ 489		$ 558

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.